DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (Details 5) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Net cash provided by operating activities	¥ 1,332,657,044	¥ 1,286,649,584	¥ 379,883,655
Net cash provided by/(used in) investing activities	641,390,344	(9,583,892,655)	(4,700,415,345)
Net cash provided by financing activities	(2,548,924)	9,256,740,263	4,291,087,461
VIEs (primary beneficiary)
Variable Interest Entity [Line Items]
Net cash provided by operating activities	340,962,220	3,858,370,455	843,392,296
Net cash provided by/(used in) investing activities	301,170,602	(8,905,181,155)	(5,109,269,063)
Net cash provided by financing activities	¥ 909,251,326	¥ 5,916,858,297	¥ 4,249,962,461